EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (PEAK ONE)	9 Months Ended
Sep. 30, 2025
Equity Purchase Agreement And Registration Rights Agreement
EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (PEAK ONE)

NOTE 9 - EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (PEAK ONE)

On May 3, 2021, the Company entered into an Equity Purchase Agreement (“EPL”) and Registration Rights Agreement with Peak One Opportunity Fund LP (“Peak One” or the “Investor”). For further information on EPL, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024. The Company also filed a post-effective amendment to registration statement on Form S-1 with the Commission on April 12, 2024, and the Form S-1 was declared effective on April 21, 2025. The Company filed the prospectus under rule 424b3 with the SEC on April 29, 2025.

During the nine months ended September 30, 2025 and 2024, the Company did not sell any shares of Common Stock under the EPL.